Selected Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Data (Unaudited)
Selected Quarterly Data (Unaudited)

Note 21: Selected Quarterly Data (Unaudited)

The following table presents unaudited selected quarterly data for 2011 and 2010:

	1st	2nd	3rd	4th
	(Dollars in Millions, Except Per Share Amounts)
2011 Quarters
Revenues	$6,319	$6,600	$6,844	$7,463
Operating profit	1,155	1,230	1,030	1,214
Net income attributable to DIRECTV	674	701	516	718
Basic earnings attributable to DIRECTV Class A stockholders per common share	0.85	0.92	0.70	1.02
Diluted earnings attributable to DIRECTV Class A stockholders per common share	0.85	0.91	0.70	1.02
2010 Quarters
Revenues	$5,608	$5,848	$6,025	$6,621
Operating profit	956	1,010	868	1,062
Net income attributable to DIRECTV	558	543	479	618
Basic earnings attributable to DIRECTV Class A stockholders per common share	0.60	0.42	0.56	0.75
Diluted earnings attributable to DIRECTV Class A stockholders per common share	0.59	0.42	0.55	0.74
Basic and diluted earnings attributable to DIRECTV Class B stockholders per common share, including $160 million exchange inducement value for the Malone Transaction	0.60	7.84	—	—